UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:         |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Jericho Capital Asset Management L.P.

Address:    540 Madison Avenue, 19th Floor
            New York, New York 10022

13F File Number: 028-14687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Josh Resnick
Title:      Managing Member
Phone:      (212) 946-7650

Signature, Place and Date of Signing:


/s/ Josh Resnick               New York, New York             May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $423,023 (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-14688               Jericho Capital Master Fund L.P.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL  DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----  ----------  -----    ----      ------ ----
ARUBA NETWORKS INC            COM              043176106   8,844       396,950 SH       DEFINED      1          396,950
CALIX INC                     COM              13100M509  10,492     1,230,023 SH       DEFINED      1        1,230,023
COGENT COMM GROUP INC         COM NEW          19239V302  16,685       874,500 SH       DEFINED      1          874,500
CENTRAL EUROPEAN MEDIA ENTRP  CL A NEW         G20045202   2,539       357,656 SH       DEFINED      1          357,656
CHARTER COMMUNICATIONS INC D  CL A NEW         16117M305  15,736       248,000 SH       DEFINED      1          248,000
CIENA CORP                    COM NEW          171779309  10,977       678,000 SH       DEFINED      1          678,000
CIRRUS LOGIC INC              COM              172755100  10,543       443,000 SH       DEFINED      1          443,000
DICE HLDGS INC                COM              253017107  13,167     1,411,251 SH       DEFINED      1        1,411,251
EMULEX CORP                   COM NEW          292475209   9,896       953,381 SH       DEFINED      1          953,381
EQUINIX INC                   COM NEW          29444U502  50,529       320,918 SH       DEFINED      1          320,918
ENTRAVISION COMMUNICATIONS C  CL A             29382R107   2,160     1,263,312 SH       DEFINED      1        1,263,312
EZCHIP SEMICONDUCTOR LIMITED  ORD              M4146Y108  27,971       645,542 SH       DEFINED      1          645,542
FUSION-IO INC                 COM              36112J107   9,887       348,000 SH       DEFINED      1          348,000
LEAPFROG ENTERPRISES INC      CL A             52186N106   9,375     1,121,374 SH       DEFINED      1        1,121,374
LOGMEIN INC                   COM              54142L109  17,572       498,768 SH       DEFINED      1          498,768
LEVEL 3 COMMUNICATIONS INC    COM NEW          52729N308  21,178       823,100 SH       DEFINED      1          823,100
MGM RESORTS INTERNATIONAL     COM              552953101  20,514     1,506,146 SH       DEFINED      1        1,506,146
MARVELL TECHNOLOGY GROUP LTD  ORD              G5876H105  13,182       838,000 SH       DEFINED      1          838,000
MICRON TECHNOLOGY INC         COM              595112103   8,735     1,079,000 SH       DEFINED      1        1,079,000
OCZ TECHNOLOGY GROUP INC      COM              67086E303  17,146     2,456,414 SH       DEFINED      1        2,456,414
PANDORA MEDIA INC             COM              698354107   8,630       845,258 SH       DEFINED      1          845,258
QIHOO 360 TECHNOLOGY CO LTD   ADS              74734M109  18,289       748,000 SH       DEFINED      1          748,000
SOUFUN HLDGS LTD              ADR              836034108  13,311       703,527 SH       DEFINED      1          703,527
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR    82706C108   8,666       447,415 SH       DEFINED      1          447,415
SPREADTRUM COMMUNICATIONS IN  ADR              849415203  31,053     1,881,992 SH       DEFINED      1        1,881,992
TIVO INC                      COM              888706108  18,848     1,571,962 SH       DEFINED      1        1,571,962
TRIQUINT SEMICONDUCTOR INC    COM              89674K103  10,510     1,524,290 SH       DEFINED      1        1,524,290
21VIANET GROUP INC            SPONSORED ADR    90138A103  16,588     1,461,498 SH       DEFINED      1        1,461,498

SK 26651 0001 1288070